Accrued Liabilities and Other Payables - Schedule of accrued liabilities and other payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities for learning services and online marketing services	¥ 310,559		¥ 277,632
Accrued marketing expenses	155,706		135,784
Accrued technical expenses	41,328		29,810
Operating lease liabilities-current portion	38,113		38,842
Accrued outside labor service fee	35,220		36,371
Accrued administrative expenses	15,287		20,488
Accrued professional fee	11,880		8,271
Warehousing and logistics fee	6,030		10,856
Payables for property, equipment and software	692		2,556
Others	23,845		31,160
Total	¥ 638,660	$ 87,495	¥ 591,770